Leases (Details) - CubeBio Co., Ltd. [Member] - KRW (₩) ₩ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Right-of-use assets (Book value)	₩ 1,079,316	₩ 1,191,097	₩ 1,190,149
Right-of-use assets (Accumulated depreciation)	(645,146)	(678,604)	(540,755)
Right-of-use assets (Net book value)	434,170	512,493	649,394
Buildings [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets (Book value)	1,034,917	1,146,698	1,145,750
Right-of-use assets (Accumulated depreciation)	(614,361)	(652,250)	(523,282)
Right-of-use assets (Net book value)	420,556	494,448	622,468
Vehicles [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets (Book value)	44,399	44,399	44,399
Right-of-use assets (Accumulated depreciation)	(30,785)	(26,354)	(17,473)
Right-of-use assets (Net book value)	₩ 13,614	₩ 18,045	₩ 26,926